Recovery of Erroneously Awarded Compensation - Restatement Determination Date: 2023-11-21	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Nov. 21, 2023
Erroneous Compensation Analysis	Clawback Policy. The compensation committee believes it is appropriate to adjust or recover incentive awards or payments in the event the financial reporting measures upon which they are based are restated or otherwise adjusted in a manner that would reduce the size of an award or payment. As required under SEC and NASDAQ rules, the board of directors approved the Incentive Compensation Recovery Policy effective November 21, 2023. The policy generally requires recovery of any erroneously awarded incentive-based compensation (calculated based on the error that was subsequently corrected in an accounting restatement), regardless of any misconduct or knowledge of the officer who received the compensation. However, recovery is generally not required if the compensation was received before the person began serving as an officer, or the person did not serve as an officer at any time during clawback period. A clawback will be triggered by both a “Big R” restatement — one that corrects an error in previously issued financial statements that is material to the previously issued financial statement and requires a Form 8-K filing — as well as a “little r” restatement — one that corrects an error that would result in a material misstatement if the error was corrected in the current period or left uncorrected in the current period and generally does not require filing a Form 8-K.